January 8, 2007



Christian Sandoe, Esq.
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      Vanguard Windsor Funds (the "Trust")
         File No. 2-14336

Commissioners:

We respectfully submit the enclosed 108th Post-Effective Amendment of the registration statement on Form N-1A for the Trust, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated January 8, 2007, the Trust and its distributor, Vanguard Marketing Corporation, requested an accelerated effective date of Wednesday, February 28, 2007 pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 108 are to: (1) disclose the addition of an investment advisor to the Vanguard Windsor II Fund (the "Fund"), a series of the Trust; and (2) implement a number of non-material editorial changes. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(a) filing, with a requested accelerated effective date of February 28, 2007, that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust.

We appreciate the Staff's assistance and thank you for your consideration. Please contact me at (610) 669-5854 if you have any questions or comments.

Sincerely,



Judith L. Gaines
Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:      Brion Thompson, Esq.
         U.S. Securities and Exchange Commission

                                   APPENDIX A

                           461(a) Acceleration Request

January 8, 2007


Christian Sandoe, Esq.
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      Vanguard Windsor Funds (the "Trust")
         File No. 2-14366

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Windsor Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 108th Post-Effective Amendment (PEA) of the Trust's registration statement on Form N-1A be accelerated to Wednesday, February 28, 2007. We filed PEA 108 of the Trust's registration statement today, January 8, 2007.

PEA 108 will reflect the addition of an investment advisor to the Fund, and the implementation of minor non-material editorial changes.


Sincerely,



VANGUARD WINDSOR FUNDS


------------------------------
Name: John J. Brennan (Heidi Stam)*
Title: President

VANGUARD MARKETING CORPORATION, Distributor


------------------------------
Name: Amy Cooper
Title: Secretary

*By Power of Attorney.  See File number 002-65955-99, filed on July 27, 2006.